Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000261822 | Romania Government International Bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261822 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261822 | Ivory Coast Government International Bonds
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261822 | Argentine Republic Government International Bonds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261822 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Total Investments	3.30%
C000261822 | Dominican Republic International Bonds
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261822 | Nigeria Government International Bonds
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261822 | Egypt Government International Bonds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000261822 | Sri Lanka Government International Bonds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000261822 | Costa Rica Government International Bonds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000261822 | Cote D'ivoire
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261822 | Mexico
Holdings [Line Items]
Percent of Total Investments	6.00%
C000261822 | Romania
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261822 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.50%
C000261822 | United States
Holdings [Line Items]
Percent of Total Investments	4.20%
C000261822 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.50%
C000261822 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261822 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.20%
C000261822 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261822 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.10%
C000261822 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000261822 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000261822 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000234391 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000234391 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Total Investments	7.60%
C000234391 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	7.50%
C000234391 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234391 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234391 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234391 | Clearway Energy, Inc.C
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234391 | Western Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234391 | Antero Midstream Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234391 | Antero Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234391 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	88.30%
C000234391 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000234391 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234391 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000250828 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.50%
C000250828 | Ballyrock CLO 27 Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000250828 | Symphony CLO 45 Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000250828 | AGL CLO 33 Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000250828 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250828 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250828 | Bausch & Lomb Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250828 | Garda World Security Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250828 | Arini U.S. CLO VI Ltd.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | Focus Financial Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250828 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250828 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000250828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250828 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000250828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000250828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000248822 | State Street Institutional U.S. Government Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248822 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	8.70%
C000248822 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248822 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	5.80%
C000248822 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248822 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248822 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248822 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248822 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248822 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248822 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000248822 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000248822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[3]
C000248822 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248822 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000248822 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000248822 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255680 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	19.70%
C000255680 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000255680 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	5.40%
C000255680 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000255680 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000255680 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.40%
C000255680 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000255680 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255680 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255680 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000255680 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255680 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000255680 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255680 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000255680 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000255680 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000255680 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000255680 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[2]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[3]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[4]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.